Financial Liabilities	6 Months Ended
Jun. 30, 2024
Financial Liabilities [Abstract]
FINANCIAL LIABILITIES

NOTE 3:- FINANCIAL LIABILITIES

a.	Convertible loans

1.	On each of February 23, 2023, June 11, 2023 and July 7, 2023, the Company entered into Convertible Loan Agreements (together the “Shayna Loan Agreements”) with Shayna LP, a Cayman Islands company(“Shayna”), in the amounts of NIS 10,000 thousand (approximately $2,800 thousand), NIS 5,000 thousand (approximately $1,400 thousand) and NIS 1,850 thousand (approximately $500 thousand) respectively (each a “Shayna Loan and, together, the “Shayna Loans”). The Shayna Loans will not bear interest unless the Company defaults in making certain payments under the Shayna Loans. In the event that the Company defaults on certain payments under the Shayna Loans, then Shayna Loans will bear interest at an annual rate of 8% until paid in full.

Following an amendment that the Company entered into with Shayna on August 17, 2023, the Shayna Loans will each be convertible at the option of Shayna at a conversion price equal to a $2.00 per ordinary share.

Under the first Shayna Loan Agreement, the Company agreed to issue to the Shayna warrants to purchase a number of ordinary shares, equal to an amount of shares converted by the Shayna (in the event that the Shayna elects to convert a portion of the first Shayna loan), at an exercise price equal to the conversion price determined pursuant to the first Shayna Loan Agreement, which is 35% lower than the average price of Company’s ordinary shares in the five trading days preceding a conversion notice . The warrants are exercisable for 36 months from the signing date of the first Shayna Loan Agreement. Under the second Shayna Loan Agreement, the exercise price was amended to be equal to the conversion rate under the second Shayna Loan Agreement, which is 40% lower than the average price of Company’s ordinary shares in the (a) five trading days preceding a conversion notice, or (b) the five trading days preceding the signing date of the second Shayna Loan Agreement, whichever is lower. The expiration date was also amended to be 24 months from the date of issuance of such warrant. Under the third Shayna Loan Agreement, the exercise price was changed to be equal to the conversion rate under the third Shayna Loan Agreement, which is: 40% lower than the average price of Company’s ordinary shares in the (a) five trading days preceding a conversion notice, or (b) the five trading days preceding July 8, 2023, whichever is lower.

Pursuant to the Shayna Loan Agreements, the Company agreed to file a registration statement on Form F-1 (the “Registration Statement”) to register (i) the shares issuable upon conversion of the Shayna Loans; (ii) any warrants issuable under the Shayna Loan Agreements and (iii) the shares issuable upon exercisable of the warrants to be issued under the Shayna Loan Agreements, no later than 7 days following the filing our Annual Report on Form 20-F for the fiscal year ended December 31, 2022. The Company also agreed to make every effort and take all the necessary actions so that the aforementioned registration statement will be declared effective by the SEC as early as possible after its submission to the SEC and in order for it to remain effective until all shares held by Shayna are sold or freely tradable under Rule 144. The Company agreed to bear all the costs associated with such registration.

In addition, Shayna will not be allowed to convert the Shayna Loans, and we will not issue shares in respect of a conversion notice, if the conversion would require the approval of the Company’s shareholders in accordance with section 270(5) and section 274 of the Companies Law 5759–1999 (the “Companies Law”), and this conversion and allocation will be postponed to the earliest date given in accordance with section 270(5) and Article 274 of the Companies Law.

If, at any point following the conversion of the Shayna Loans, Shayna were to own 7% or more of our issued and outstanding shares, Shayna will be entitled to require the Company- to register for resale all of the Company’s shares for resale by Shayna, as well as ordinary shares that may be issued upon the exercise of warrants, which Shayna will be entitled to as a result of the conversion of the Shayna Loans, on Form F-1 or Form F-3, as applicable, within 21 days after receiving a written notice from Shayna. Additionally, pursuant to the Shayna Loan Agreements, Shayna will be entitled to standard “piggyback registration rights” in any case that the Company submit a registration document to the SEC to register our shares for sale by the Company or any other party and will also be entitled to participate in any sale of shares under that registration statement.

In connection with the Shayna Loans, the Company agreed to pay commission totaling NIS 467 thousand (approximately $125 thousand) to an affiliate of Shayna. In addition, commencing on August 10, 2023, the Company agreed to pay to Shayna a consulting fee equal to $96 thousand per month (plus value added tax) in 12 equal monthly payments, totaling $1,151 thousand for advisory services to be provided pursuant to the Shayna Loan Agreements. The Company also agreed to pay a commission equal to NIS 375 thousand (approximately $105 thousand) together with warrants to purchase the Company’s ordinary shares having a value equal to NIS 375 thousand upon the date of grant to A-Labs Finance and Advisory Ltd. (“A-Labs”).

Both loans were classified as short-term loans due to violation of the financial covenants in which the Company had to register the ordinary shares subject to the loan agreements within a period of 90 days of execution, however the Company failed to file such registration statements within such time periods.

In order to guarantee Shayna’s rights under the Shayna Loans and to receive the brokerage and consulting fees set forth above, each of Vizerion Ltd., A-Labs and Uzi Moskovich, the Company’s former chief executive officer, (together the “Pledgors”), agreed to pledge all shares and warrants of the Company held by them in favor of Shayna. If the Company fails to register the shares issuable upon conversion of the Shayna Loans within 90 days of the signing of the Shayna Loan Agreements, then Shayna may, at its sole option, foreclose on the shares, in proportion of the holdings of each of the Pledgors, in exchange for assigning Shayna’s rights under the Shayna Loan Agreement to the Pledgors for the allocation of shares in the same number that was exercised by Shayna, and all other rights of Shayna under the Shayna Loan Agreements will remain in effect. If the registration of the shares is completed and Shayna is paid in full for the consulting fee noted above, the pledges on the shares will be canceled.

Pursuant to an agreement dated March 3, 2024 between Shayna and Akina Holding Limited (“Akina”), most of the rights of Shayna under the Shayna Loan Agreements were assigned to Akina. Thereafter, in March-May 2024, the Company made several amendments to the Shayna Loan Agreements involving Shayna and Akina, which are summarized below.

First Amendment – March 31, 2024

●	Conversion price: Shayna and Akina will be entitled to convert the loan amounts in their entirety, for up to a total of 5,129,375 ordinary shares (calculated under an agreed USD/NIS exchange rate of NIS 3.65 to $1.00, and at a conversion price of $0.9 per ordinary share), of which Akina will be entitled to receive 3,897,455 shares, and Shayna will be entitled to receive 1,231,920 shares.

●	Warrant coverage: total warrant coverage for the entire loan amounts, with the same number of shares and division between Akina and Shayna as detailed above, and an exercise price of $0.9 per ordinary share.

●	Limitation on Beneficial Ownership: standard clause limiting each of Shayna and Akina to 4.99%.

●	Condition to effectiveness: only when duly approved by the Board of Directors of the Company, at its sole discretion

Second Amendment – May 9, 2024

(i) conversion of a cash payment of $1,151 thousand payable for consulting fee under the Convertible Loan Agreements, to 1,278,666 ordinary shares of the Company (calculated under a conversion rate of $0.9 per ordinary share) and 1,278,666 warrants (with an exercise Price of $0.8 per ordinary share and an exercise period of up to 6 months); and (ii) approving the sale of Shyana rights under the Convertible Loan Agreements to receive certain converted shares and to exercise certain warrants from Shayna to the Lender.

2.	On May 4, 2023, the Company signed a Securities Purchase Agreement (“SPA”) to issue Lind Global Asset Management VI LLC, an investment fund managed by The Lind Partners, a New York based institutional fund manager (together, “Lind”) to up to two (2) secured convertible promissory notes in three tranches (the “Notes” and each a “Note”) for proceeds up to $16,000 thousand and warrants to purchase the Company’s ordinary shares. The first tranche occurred on May 8, 2023 and consisted of the issuance and sale of a Note with a price of $6,000 thousand, a principal amount of $7,200 thousand and the issuance of warrants to 245,821 ordinary shares with an exercise price of $3.5 and a term of 5 years. The price for the initial Note consisted of two separate funding amounts.

On August 23,2023, As consideration for the amendments to the First Funding Amount, the Company agreed to amend the Note and increase the principal amount of the Note from $7,200 thousand to $9,600 thousand.

The initial funding of $4,500 thousand was received by the Company (less legal fees and a 3.5% commitment fee) and the funding of the remaining $1,500 thousand was received during September 2023 (the “First Closing”). The second tranche consisted of the issuance and sale to Lind of a Note for $10,000 thousand and a principal amount of $12,000 thousand, and the issuance of additional warrants to acquire ordinary shares on the same terms as the warrants issued to Lind described above. The second closing (the “Second Closing”) will occur sixty (60) days following the registration of the ordinary shares issuable upon conversion of the Note and the ordinary shares. The Second Closing is subject to certain conditions precedent as set forth in the SPA. As of today, the second closing has not yet occurred.

3.

On February 26, 2023, the Company entered into two convertible notes agreements with Alliance Global Partners (“AGP”), the representative of the underwriters in RNER’s IPO and a stockholder of RNER, and another vendor involved in the Reverse Recapitalization (the “Vendor”). Pursuant to the convertible notes’ agreements, AGP and the Vendor purchased an aggregate principal amount of $5,219 thousand and $349 thousand of convertible notes, respectively. Each convertible note will bear interest at a rate of 6% per annum, has a maturity date of March 1, 2024, and will be optionally convertible for Company ordinary shares, at any time prior to the convertible notes being paid in full.

During the year ended December 31, 2023, the Company did not receive a conversion notice from the lender.

During the six months ended June 30, 2024, AGP converted an amount of $500 thousand into 670,170 ordinary shares.

In November and December 2023, the Company entered into Securities Purchase Agreements (the “2023 Accredited Investor SPAs”) providing for the sale by the Company to certain Accredited investors (the “2023 Accredited Investors”), in unregistered private transactions, of convertible notes with an aggregate principal amount of $2,700 thousand (the “2023 Accredited Investor Notes”), and warrants exercisable into one ordinary share for each ordinary share issuable to the 2023 Accredit Investors upon the conversion of the principal amount of the 2023 Accredited Investor Notes, assuming conversion on the respective issuance dates of the Notes (the “2023 Accredited Investor Warrants”).

The aggregate principal amount of the 2023 Accredited Investor Notes is convertible into the Company’s ordinary shares at a rate of the lower of (i) $2.50 and (ii) the product of 75% multiplied by the arithmetic average of the VWAP of the ordinary shares in the five (5) trading days prior to the date of conversion, provided that such conversion rate will not be lower than $1.50. The 2023 Accreditor Investor Notes do not bear interest and are repayable on the three-month anniversary of their issuance, subject to earlier conversion by the 2023 Accreditor Investors. The 2023 Accreditor Investors have the right to convert the 2023 Accredited Investors Notes, in whole or in part, at any time following their issuance.

In January 2024, the Company raised an additional $400,000 as part of the 2023 round under the same terms.

As of December 31, 2023, certain 2023 Accredited Investors have converted the 2023 Accredited Investor Notes held thereby into the Company’s ordinary shares, pursuant to which conversions the Company issued 1,150,217 ordinary shares at a weighted average exercise price of $1.83. During the six months ended June 30, 2024, additional 2023 Accredited Investors converted an aggregated amount of $1,000 thousand into 666,668 ordinary shares.

Pursuant to the 2023 Accredited Investor SPAs, The Company issued 2023 Accredited Investor Warrants which are exercisable into 1,412,925 ordinary shares. The 2023 Accredited Investor Warrants are exercisable until January 1, 2027 for an exercise price equal to the closing price of the ordinary shares as of the respective issuance dates of the 2023 Accredited Investor Warrants and have a weighted average exercise price of $2.43. The exercise of the 2023 Accredited Investor Warrants will be limited to the extent that, upon their exercise, a 2023 Accredited Investor and its affiliates would in the aggregate beneficially own more than 4.99% of the Company’s ordinary shares.

In March 2024, the Company entered into Securities Purchase Agreements (the “Second 2023-2024 Accredited Investor SPAs”) providing for the sale by the Company to certain accredited investors (the “Second 2023-2024 Accredited Investors”), in unregistered private transactions, of convertible notes with an aggregate principal amount of $550 thousand (the “Second 2023-2024 Accredited Investor Notes”), and warrants exercisable into between 0.50 and one ordinary share for each ordinary share issuable to the Investors upon the conversion of the principal amount of the Second 2023-2024 Accredited Investor Notes, assuming conversion on the respective issuance dates of the Notes (the “Second 2023-2024 Accredited Investor Warrants”). The aggregate principal amount of the Second 2023-2024 Accredited Investor Notes is convertible into the Company’s ordinary shares at a rate equal to the arithmetic average of the volume-weighted average price of the ordinary shares in the five (5) trading days prior to the date of conversion, provided that such conversion rate would not be lower than $1.50. The Second 2023-2024 Accredited Investor Notes do not bear interest and are repayable on March 14, 2027, subject to earlier conversion by the Second 2023-2024 Accreditor Investors. The Second 2023-2024 Accredited Investors have the right to convert the Second 2023-2024 Accredited Investors Convertible Notes, in whole or in part, at any time following their issuance. Pursuant to the Second 2023-2024 Accredited Investor SPAs, the Company issued Second 2023-2024 Accredited Investor Warrants which are exercisable into 200,000 ordinary shares. The Second 2023-2024 Accredited Investor Warrants are exercisable until September 14, 2025 for an exercise price of $1.50. The exercise of the Second 2023-2024 Accredited Investor Warrants will be limited to the extent that, upon their exercise, a Second 2023-2024 Accredited Investor and its affiliates would in the aggregate beneficially own more than 4.99% of the Company’s ordinary shares.

The loans described above include conversion options. According to IAS 32, the conversion options are classified as financial liability, as the conversion rate does not comply with the fixed-to-fixed requirements since the conversion ratio to ordinary share is not fixed and depend on the share price of the Company.

The instrument as a whole constitutes a hybrid contract that include non-derivative host contract (“the loan”) and embedded derivative (the conversion option).

b.	Tomas Gottdiener

In March-June 2024, the Company sold to an accredited investor (the “March-June 2024 Investor”), in a series of unregistered private transactions, notes (the “March-June 2024 Notes”) with an aggregate principal amount of $10,000 thousand, and warrants (the “March-June 2024 Warrants”) pursuant to a Securities Purchase Agreement entered into with the March-June 2024 Investor (the “March-June 2024 Purchase Agreement”). The Company’s acquisition of Qpoint was partially funded by proceeds the Company received pursuant to the March-June 2024 Purchase Agreement.

The loan amount under the March-June 2024 Notes is repayable by the Company on the earlier of (i) August 10, 2024 with respect to 40% of the loan amount and September 24, 2024 with respect to the remaining 60% of the loan amount, or (ii) five (5) business days following the closing of a financing in the Company of at least $25,000 thousand. The principal amount under the March-June 2024 Notes carries a variable interest rate based on the date of repayment as follows: (a) with respect to $8,000 thousand of the principal amount, (i) for the principal amount repaid on or prior to May 12, 2024, 7%, (ii) for the principal amount repaid following May 12, 2024 and on or prior to June 12, 2024, a rate between 7% and 8.5% of such principal amount computed by adding to 7% the result obtained by multiplying 1.5 by the quotient of the number of days elapsed in such period until (and including) the repayment date divided by the number of days in such period, and (iii) for the principal amount repaid following June 12, 2024, 8.5% of such principal amount plus 15% per annum, on the basis of the actual number of days elapsed commencing from the date following June 12, 2024 and ending on the repayment date; and (b) with respect to $2,000 thousand of the principal amount, (i) for the principal amount repaid on or prior to September 24, 2024, 10%, and (ii) for the principal amount repaid following September 24, 2024, 10% of such principal amount plus 15% per annum, on the basis of the actual number of days elapsed commencing from the date following September 24, 2024 and ending on the repayment date. As of the date of this report, the Company has not repaid any Principal Amount of the loan.

If the March-June 2024 Notes are not repaid prior to the applicable maturity date, the March-June 2024 Investor may convert the applicable portion of the outstanding loan amount into the Company’s ordinary shares at a rate equal to the arithmetic average of the closing price of the ordinary shares in the five trading days prior to the date of conversion, provided that such conversion rate shall not be lower than $0.50. The loan amount is secured by a pledge on the shares of the Qpoint group. Additionally, for so long as the loan amount under the March-June 2024 Notes is outstanding, the Company has undertaken to cause the Qpoint group to adopt a dividend policy and designate dividend proceeds for the repayment of the loan amount.

The March-June 2024 Warrants issued under the March-June 2024 Purchase Agreement are exercisable as follows: (i) March-June 2024 Warrants exercisable into 4,444,444 ordinary shares are exercisable at an exercise price equal to $0.70 per share until March 12, 2027, (ii) March-June 2024 Warrants exercisable into 4,000,000 ordinary shares are exercisable at an exercise price equal to $0.70 per share until April 3, 2027, (iii) March-June 2024 Warrants exercisable into 1,000,000 ordinary shares are exercisable at an exercise price equal to $0.50 per share until June 26, 2027 and (iv) March-June 2024 Warrants exercisable into 2,000,000 ordinary shares are exercisable at an exercise price equal to $0.70 per share until June 26, 2027.

The conversion of the March-June 2024 Notes and the exercise of the March- June 2024 Warrants will be limited to the extent that, upon the conversion or exercise, the March-June 2024 Investor and its affiliates would in aggregate beneficially own more than 4.99% of the ordinary shares.

c.	Warrants Liabilities

In February 2023, at the effective time of the Reverse Recapitalization (the “Effective Time”), each unit of RNER (a “RNER Unit”) issued and outstanding immediately prior to the Effective Time automatically detached and the holder of each such RNER Unit became deemed to hold one share of RNER common stock (each a “RNER Share”) and one warrant of RNER entitling the holder to purchase three-fourths of one RNER Share per warrant at a price of $11.50 per whole share (exercisable only for whole shares) (each, a “RNER Warrant”).

In addition, each RNER Share issued and outstanding immediately prior to the Effective Time automatically converted into the right to receive 0.899 Company ordinary shares, and each RNER Warrant issued and outstanding immediately prior to the Effective Time converted into the right to receive 0.899 warrants of the Company (a “New Warrant”) subject to downward adjustment to the next whole number in case of fractions of warrants. A total of 1,604,383 New Warrants to purchase three-fourths of one ordinary share of the Company were issued to holders of the RNER warrants, of which 53,599 warrants are private warrants and the remaining 1,550,784 warrants are public warrants. As a result of this conversion the New Warrants’ and the reverse share split at a ratio of 1:10 that was effected in December 2023, the exercise price increased to $127.9 per whole share.

The warrants were classified as financial liability and measured at fair value as of the issuance date. After the initial recognition, at each period end date, the warrants measured at fair value and all changes in fair value are recognized through profit or loss.

Through June 30, 2024, no warrants were exercised into ordinary shares of the Company.

d.	Fair Value measurements

The carrying amounts of cash and cash equivalents, restricted cash and bank deposits, trade receivables, other assets, inventories, short term loans, trade payables, other account payables and other long term loans approximate their fair values due to the short-term maturities of such instruments.

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	June 30, 2024
	Level 1	Level 3

Public warrants	$403	$-
Private warrants	-	8,961
Conversion component of convertible loans	-	1,372
Total	$403	$10,333

	December 31, 2023
	Level 1	Level 3

Public warrants	217	-
Private warrants	-	5,830
Conversion component of convertible loans	-	4,215
Total	217	10,045

The Company classifies its public warrants as Level 1 based on quoted market price in active markets.

The Company measures the fair value of private warrants by the Black-Scholes model, which are classified as Level 3.

As of June 30, 2024 and December 31, 2023, the Company did not have any instrument measures at fair value, which was classified as Level 2.

The Company measures the fair value of Conversion component of convertible loans and warrants by using a Black-Scholes and Monte Carlo simulation models. All of those components are classified, as Level 3, due to the use of unobservable inputs.

The key inputs into the Black-Scholes or Monte Carlo simulation models for the Conversion component of convertible loans were as follows:

Shyana- Loan Agreements -Black Scholes- option

Input

June 30, 2024
Risk- free interest rate	4.71%
Expected term (years)	2
Expected volatility	138.57%
Exercise price	$0.9
Underlying share price	$0.82

Lind- Conversion component

Input

June 30, 2024
Risk- free interest rate	5.33%
Expected term (years)	0.5
Expected volatility	126.03%
Underlying share price	$0.82

Lind-Black Scholes- option

Input

June 30, 2024
Risk- free interest rate	4.41%
Expected term (years)	4.15
Expected volatility	138.57%
Exercise price	$3.5
Underlying share price	$0.82

2023 Accreditor Investors- Conversion component

Input

June 30, 2024
Risk- free interest rate	4.52%
Expected term (years)	0.25
Expected volatility	138.57%
Underlying share price	$0.82

Gottdiener-Black Scholes- option

Input

June 30, 2024
Risk- free interest rate	4.52-4.58%
Expected term (years)	2.7-2.99
Expected volatility	138.57%
Exercise price	$0.5-1.2
Underlying share price	$0.82

The following table presents the changes in the fair value of liabilities:

	Public Warrants	Private Warrants	Conversion Component	Total

Fair value as of December 31, 2022	$-	$-	$-	$-
Warrants issued in related to the RNER transaction	2,639	71	-	2,710
Issuance of conversion component related to the convertible loans.	-	-	4,779	4,779
Issuance of warrants related to the convertible loans	-	3,781	-	3,781
Conversion of convertible loans into ordinary shares	-	-	(1,427)	(1,427)
Change in fair value	(2,466)	1,928	785	247
Adjustments arising from translating financial statements from functional currency to presentation currency	44	50	78	172
Fair value as of December 31, 2023	217	5,830	4,215	10,262
Issuance of conversion component related to the convertible loans.	-	-	187	187
Issuance of warrants related to the convertible loans	-	4,886	-	4,886
Exercise of warrants	-	(886)	-	(886)
Conversion of convertible loans into ordinary shares	-	-	(3,588)	(3,588)
Change in fair value	186	(597)	651	240
Adjustments arising from translating financial statements from functional currency to presentation currency	-	(272)	(93)	(365)
Fair value as of June 30, 2024	$403	$8,961	$1,372	$10,736